Subsequent Events	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Subsequent Events [Text Block]
Note 10	Subsequent Events

Subsequent to March 31, 2015;

i)

the Company granted stock options to purchase an aggregate of 2,875,000 shares of common stock of the Company at an exercise price of $0.23 per share for a period of 10 years from the date of issuance. The options shall vest in three equal annual instalments.

ii)	the Company issued 4,378,954 shares of common stock of the Company pursuant to the exercise of share purchase warrants at $0.30 per share.

Note 12	Subsequent Events

Subsequent to September 30, 2014;

a)

On October 22, 2014, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with one investor for an equity investment of $500,000 at a price of $0.25 per unit. Pursuant to the terms of the Purchase Agreement, the Company agreed to sell, and Lincoln Park agreed to purchase, 2,000,000 shares of common stock. In addition, the Company agreed to issue an aggregate of 4,000,000 stock purchase warrants, of which 2,000,000 are exercisable at $0.30 per share and 2,000,000 are exercisable at $0.42 per share, each for a period of five years, subject to adjustment for stock splits, combinations, and reclassification events.

b)	The Company issued an aggregate of 5,484,668 shares of common stock pursuant to the conversion of $1,371,167 face value of convertible debentures at $0.25 per share.